N-2 - $ / shares	Apr. 10, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key	0000863900
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Mexico Equity and Income Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives

The Fund’s investment objective is to seek high total return through capital appreciation and current income. There can be no assurance that the Fund’s objective will be achieved.

Investment Strategies

The Fund pursues its objective primarily by investing, under normal circumstances, at least 80% of the Fund’s assets in equity and convertible securities issued by Mexican companies and debt securities of Mexican issuers.

The Fund invests in equity securities, convertible securities and debt securities and may also invest in other securities such as capital development certificates, real estate investment trusts, mutual funds, exchange traded funds, preferred stocks, rights and warrants. The Fund may, without limitation, hold cash or invest in assets in money market instruments, including U.S. and non-U.S. government securities, high grade commercial paper and certificates of deposit and bankers’ acceptances issued by U.S. and non-U.S. banks.

The Adviser may invest the Fund’s cash balances in any investments it deems appropriate, subject to the restrictions set forth in below under “Fundamental Investment Restrictions” and as permitted under the 1940 Act. Any income earned from such investments will ordinarily be reinvested by the Fund in accordance with its investment program. Many of the considerations entering into the Adviser’s recommendations and decisions are subjective.
The Fund may, in limited circumstances, hedge against a decline in the value of the Mexican peso.

The short-term instruments in which the Fund may invest include (a) obligations of the United States Government and the Mexican Government, including the agencies or instrumentalities of each (including repurchase agreements with respect to these securities); (b) bank obligations (including certificates of deposit, time deposits and bankers’ acceptances of United States and Mexican banks denominated in U.S. dollars or pesos); (c) obligations of United States and Mexican companies that are rated no lower than A-2 by S&P or P-2 by Moody’s or the equivalent from another rating service or, if unrated, deemed to be of equivalent quality by the Adviser; and (d) shares of money market funds that are authorized to invest in (a) through (c).

Among the obligations of agencies and instrumentalities of the United States Government in which the Fund may invest are securities that are supported by the “full faith and credit” of the United States Government (such as securities of the Government National Mortgage Association), by the right of the issuer to borrow from the United States Treasury (such as those of the Export-Import Bank of the United States), by the discretionary authority of the United States Government to purchase the agency’s obligations (such as those of the Federal National Mortgage Association) or by the credit of the United States Government instrumentality itself (such as those of the Student Loan Marketing Association).

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective.

Portfolio Investments

Common Stocks
The Fund will invest in common stocks. Common stocks represent an ownership interest in an issuer. While offering greater potential for long-term growth, common stocks are more volatile and riskier than some other forms of investment in short-term periods. Common stock prices fluctuate for many reasons, including adverse exogenous macro and systemic events, abrupt change in companies’ revenues due to commodity cycle or epidemic diseases, capital allocation, a period of disappointing financial reporting economics, fiscal, and monetary policies in the U.S.A, and Mexico.

Capital Development Certificates
Capital development certificates are hybrid instruments that may include debt and equity. Capital development certificates grant their holders the right to variable income arising from various projects and/or companies.

Convertible Securities
Initially, the Fund’s management anticipated that the Fund would acquire convertible debt securities in privately negotiated transactions. However, because of the extremely limited number of convertible debt securities issued by Mexican companies, the Fund has not acquired convertible debt securities of Mexican companies for the last 25 years.  However, the Fund may acquire convertible debt securities in Mexican companies in the future if and when they become available. A convertible debt security is a bond, debenture or note that may be converted into or exchanged for, or may otherwise entitle the holder to purchase, a prescribed amount of common stock or other equity security of the same or a different Mexican company within a particular period of time at a specified price or formula. A convertible debt security entitles the holder to receive interest paid or accrued on debt until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible debt securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide for a fixed stream of income with generally higher yields than those of stocks of the same or similar issuers. Convertible debt securities rank senior to stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s stock. Given the volatility of the Mexican securities market and the pricing of securities in Mexico, a significant portion of the value of a Mexican convertible debt security may be derived from the conversion feature rather than the fixed income feature.

The Fund defines debt securities (other than convertible debt securities) to mean bonds, notes, bills and debentures. The Fund’s investments in debt securities of Mexican issuers include debt securities issued by private Mexican companies and by the Mexican Government and its agencies and instrumentalities. These debt securities may be denominated either in pesos or in U.S. dollars.

Corporate Bonds, Government Debt Securities and Other Debt Securities
The Fund may invest in corporate bonds, debentures and other debt securities or in investment companies which hold such instruments. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are “perpetual” in that they have no maturity date.

The Fund will invest in government debt securities. These securities may be U.S. dollar-denominated or non-U.S. dollar-denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; and (b) debt obligations of supranational entities. Government debt securities include: debt securities issued or guaranteed by governments, government agencies or instrumentalities and political subdivisions; debt securities issued by government owned, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics issued by the above noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union.

Exchange Traded Funds
The Fund may invest in Exchange Traded Funds (“ETFs”), which are investment companies that aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and their shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Real Estate Investment Trusts
The Fund may invest in securities of Real Estate Investment Trusts (“REITs”). REITs are trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

Other Securities
Although it has no current intention do so to any material extent, the Fund may determine to invest the Fund’s assets in some or all of the following securities.

Forward Currency Contracts
The Fund may, in limited circumstances, hedge against a decline in the value of the Mexican peso. On March 19, 1995, Banco de Mexico approved the establishment of over-the-counter forward and option contracts in Mexico on the new peso between banks and their clients. Also, Banco de Mexico authorized the issuance and trading of futures contracts in respect of the new peso on the Chicago Mercantile Exchange (“CME”). Trading of new peso futures contracts began on the CME on April 25, 1995.

The Fund will conduct any forward currency exchange transactions, which are considered derivative transactions, only for hedging and not speculation. The risk of future currency devaluations and fluctuations should be carefully considered by investors in determining whether to purchase shares of the Fund. Although the Fund will value its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of pesos into U.S. dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund’s dealings in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities or in anticipation of receipt of dividend or interest payments. Position hedging is the purchase or sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency.

The Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such purchase or sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency. If the Fund enters into a position hedging transaction, the custodian of the Fund’s assets being hedged will place cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

The Fund may enter into forward currency contracts in several circumstances. When the Fund enters into a contract for the purchase or sale of securities denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of interest or dividend payments, the Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such interest or dividend payment, as the case may be. By entering into a forward contract for a fixed amount of U.S. dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend payment is declared, and the date on which such dividend or interest payment is to be received.

At or before the maturity of a forward currency contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. The use of forward currency contracts does not eliminate fluctuation in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in currency transactions either on a spot or forward basis will vary with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved, although the price charged in the transaction includes a dealer’s markup.

Certain provisions of the Code may limit the extent to which the Fund may enter into the foreign currency transactions described above. These transactions may also affect the character and timing of income, and the amount of gain or loss recognized by the Fund and its stockholders for U.S. federal income tax purposes.

Investment Companies
The Fund may invest in the securities of other investment companies (“underlying funds”), including those that invest a substantial portion of their assets in Mexican securities, to the extent permitted by, and subject to the conditions imposed by, the 1940 Act and the rules and regulations thereof. By investing in an investment company, the Fund bears a ratable share of the investment company’s expenses, as well as continuing to bear the Fund’s advisory and administrative fees with respect to the amount of the investment. Investment companies are subject to the risks of investing in the underlying securities. Under the 1940 Act, banks organized outside of the United States are deemed to be investment companies, although the SEC has adopted a rule which would permit the Fund to invest in the securities of foreign commercial banks, under certain circumstances, without regard to the percentage limitations of the 1940 Act.

The Fund may be subject to the risks of the securities and other instruments described herein through its own direct investments and indirectly through investments in the underlying funds, as those recently included in the “Bolsa”, named FIBRA E, (similar to a REIT in the U.S.) which corresponds to a Mexican mechanism to finance infrastructure, energy and long term projects, as well as private equity, regulated by the Comisión Nacional Bancaria y de Valores (corresponding SEC in the U.S.).

Illiquid Securities
Illiquid securities are securities that are not readily marketable. Illiquid securities include securities that have a low daily turnover or that trade on odd lots or trading-block among small and medium portfolio managers referred to as specialists but do not provide liquidity to trade at reasonable fair value.  Illiquid securities usually present a high spread between the bid and ask quotes. If the Fund sells an illiquid security during a period with adverse market conditions, the Fund might obtain a less favorable price. Illiquid securities also include securities that have legal or contractual restrictions on resale, and repurchase agreements maturing in more than seven days. The Fund may invest up to 15% of the value of its total assets in illiquid securities. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Board of Directors. At January 31, 2023 the Fund held 3.92% of its total net assets in illiquid positions.

Rule 144A Securities
The Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “1933 Act”). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. The Adviser determines the liquidity of the Rule 144A securities according to the Fund’s pricing policy and guidelines adopted by the Board of Directors. The Board of Directors monitors the application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities.

Preferred Stocks
The Fund may invest in preferred stocks. Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Distributions on preferred stock must be declared by the board of directors and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred stocks may be cumulative, causing dividends and distributions to accrue even if not declared by the company’s board or otherwise made payable, or they may be non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although the Adviser may consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates, and in the dividends received deduction for corporate taxpayers or the lower rates applicable to certain dividends.

Because the claim on an issuer’s earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend -paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Warrants
The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. The sale of a warrant results in a long or short-term capital gain or loss depending on the period for which the warrant is held.

Risk Factors [Table Text Block]
RISK FACTORS

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. You should consider carefully the following principal and non-principal risks before investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund. This section describes the risk factors associated with investment in the Fund specifically, as well as those factors generally associated with investment in an investment company with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. Each risk summarized below is a risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

The Fund may invest in securities of other investment companies (“underlying funds”). The Fund may be subject to the risks of the securities and other instruments described below through its own direct investments and indirectly through investments in the underlying funds.

Principal Risks

Investments in Foreign Securities Risks.
The Fund invests in the universe of Mexican securities market. Investing in Mexican securities presents political, regulatory and economic risks in some ways similar to those that face a re-emerging country and a developing county; and different in kind and degree from the risks presented by investing in the U.S. financial markets or any other fairly comparable emerging country in the Latin American region, pertaining to the emerging market risk.  Some of these risks may include devaluation and/or appreciation of the exchange rate of the Mexican Peso, greater market price volatility, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. Unlike U.S. issuers which are required to comply GAAP accounting policy standards, Mexican issuers comply with mandatory regulation to IFR’s accounting standards and policies.  Additional risks of investing in foreign securities are detailed below.

Market Illiquidity, Volatility. Although one of the largest in Latin America by market capitalization, the Bolsa Mexicana de Valores, S.A. de C.V. (the “Mexican Stock Exchange” or “Bolsa”) is substantially smaller, less liquid and more volatile than the major securities markets in the United States. In addition, trading on the Mexican Stock Exchange is concentrated. Thus, the performance of the Mexican Stock Exchange, as further described below, may be highly dependent on the performance of a few issuers. Additionally, prices of equity securities traded on the Mexican Stock Exchange are generally more volatile than prices of equity securities traded on the New York Stock Exchange. The combination of price volatility and the relatively limited liquidity of the Mexican Stock Exchange may have an adverse impact on the investment performance of the Fund.

Market Corrections. Although less so in recent times, the Mexican securities market has been subject to periodic severe market corrections. A recent correction in the Bolsa’s Index occurred at the cancellation of the latest state of the ongoing art construction of a new airport by the new administration in Mexico starting in 2017. Due to the high concentration of investors, issuers and intermediaries in the Mexican securities market and the generally high volatility of the Mexican economy, the Mexican securities market may be subject to severe market corrections than more broadly based markets. As is the case with investing in any securities market, there can be no assurance that market corrections will not occur again.

The Mexican Economy. The Mexican economy was adversely impacted by the COVID-19 pandemic and its after-effects. Mexico’s Gross Domestic Product contracted by 8.3% year-over-year in 2020.  While preliminary data indicates the economy began to recover in the second half of 2020, the increase of COVID-19 cases worldwide and in Mexico makes it difficult to forecast if the recovery pace will persist. In addition, though Mexico’s vaccination process has already started, it is unclear how fast the government can acquire and distribute the vaccines. In the past, the Mexican economy has experienced peso devaluations, significant rises in inflation and domestic interest rates and other economic instability and there can be no assurance that it will not experience such instability in the future.

Common Stock Risk. The Fund invests in common stocks. Common stocks represent an ownership interest in a company. The Fund may also invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and riskier than some other forms of investments. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including adverse events such as unfavorable earnings reports, changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The common stocks in which the Fund invests are structurally subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

Convertible Securities Risk. The Fund may acquire convertible debt securities in Mexican companies. A convertible debt security is a bond, debenture or note that may be converted into or exchanged for, or may otherwise entitle the holder to purchase, a prescribed amount of common stock or other equity security of the same or a different Mexican company within a particular period of time at a specified price or formula. A convertible debt security entitles the holder to receive interest paid or accrued on debt until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible debt securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide for a fixed stream of income with generally higher yields than those of stocks of the same or similar issuers. Convertible debt securities rank senior to stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s stock. Given the volatility of the Mexican securities market and the pricing of securities in Mexico, a significant portion of the value of a Mexican convertible debt security may be derived from the conversion feature rather than the fixed income feature.

The value of a convertible security, including, for example, a warrant, is a function of its investment value (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its conversion value (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

Small and Medium Capitalization Company Risk. The Fund may invest in securities without regard to market capitalization. Compared to investment companies that focus only on large capitalization companies, the Fund’s share price may be more volatile because it also invests in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have (i) more limited product lines or markets and less mature businesses, (ii) fewer capital resources, (iii) more limited management depth and (iv) shorter operating histories. Further, compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that the Adviser believes appropriate.

Market Risk.  Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Market Discount from Net Asset Value Risk. Shares of closed-end investment companies frequently trade at a discount from their net asset value (“NAV”). Because the market price of the Shares is determined by factors such as relative supply of and demand for the Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Shares will trade at, below or above net asset value.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s successful pursuit of its investment objective depends upon the Adviser’s ability to find and exploit market inefficiencies with respect to undervalued securities. Such situations occur infrequently and may be difficult to predict, and may not result in a favorable pricing opportunity for the Fund. The Adviser’s sector allocation and stock selection decisions might produce losses or cause the Fund to underperform its benchmark or underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employment of the Adviser, the Adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Fund from achieving its investment objective.

Real Estate Investment Trust (“REIT”) Risk. Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its stockholders and would not pass through to its stockholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.

The Fund’s investment in REITs may include an additional risk to Stockholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to Stockholders may also include a nontaxable return of capital. Stockholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a Stockholder’s basis in the Fund shares, such Stockholder will generally recognize capital gain.

Exchange Traded Funds Risk. The Fund may invest in exchange-traded funds, which are investment companies that, in some cases, aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively or, to a lesser extent, actively managed and their shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Shares of Other Investment Companies. The Fund may invest in shares of other investment companies as a means to pursue the Fund’s investment objective. As a result of this policy, your cost of investing will generally be higher than the cost of investing directly in the underlying investment company shares. You will indirectly bear fees and expenses charged by the underlying investment companies in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Restricted or Illiquid Securities Risks. The Fund may invest up to 15% of its total assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A security traded in the U.S. that is not registered under the Securities Act will not be considered illiquid if Fund management determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time. The Fund may invest in securities that are subject to restrictions on resale, such as Rule 144A securities. Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers under Rule 144A under the Securities Act of 1933. Under the supervision of the Board of Directors, the Adviser will determine whether securities purchased under Rule 144A are illiquid. If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of Fund assets invested in illiquid securities would increase.

Issuer Specific Changes Risk. Changes in the financial condition of an issuer, changes in the specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. Lower-quality debt securities tend to be more sensitive to these changes than higher-quality debt securities.

Non-Principal Risks

In addition to the principal risks set forth above, the following additional risks may apply to an investment in the Fund.

Anti-Takeover Provisions Risk. The Fund’s Charter and Bylaws include provisions that could limit the ability of other persons or entities to acquire control of the Fund or to cause it to engage in certain transactions or to modify its structure.

Borrowing Risks. The Fund is not restricted from borrowing money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging.” In the event the Fund does engage in such borrowing activities, the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. Fund borrowing activities will exaggerate any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the Fund’s investment performance compared with what it would have been without borrowing. Leverage, including borrowing, may cause the Fund to be more volatile than if it had not been leveraged.

Changes in Policies Risk. The Fund’s Directors may change the Fund’s investment objective, investment strategies and non-fundamental investment restrictions without stockholder approval, except as otherwise indicated.

Credit Risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt — also known as “high-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities. These lower rated securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Defensive Position Risk. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its net assets in cash or cash equivalents. The Fund would not be pursuing its investment objective in these circumstances and could miss favorable market developments.

High Portfolio Turnover Rate Risk. The Fund’s portfolio management may result in high turnover rates which may increase short-term capital appreciation and increase brokerage commission costs. If the Fund has a higher portfolio turnover rate, then the Fund’s performance could be negatively impacted due to the increased expenses incurred as a result of the higher brokerage commissions. Rapid portfolio turnover also exposes stockholders to a higher current realization of capital gains and this could cause stockholders to pay higher taxes. For the Fund’s most recent fiscal year ended January 31, 2023, the portfolio turnover rate was 74.21%.

Initial Public Offerings Risks. The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Preferred Stock Risk. The Fund may invest in preferred stocks. Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Investment in preferred stocks carries risks, including credit risk, deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Distributions on preferred stock must be declared by the board of directors and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred stocks may be cumulative, causing dividends and distributions to accrue even if not declared by the company’s board or otherwise made payable, or they may be non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although the Fund’s Adviser would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates, and in the dividends received deduction for corporate taxpayers or the lower rates applicable to certain dividends.

Because the claim on an issuer’s earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE D:  CAPITAL STOCK

During the six months ended January 31, 2023, there were no shares of common stock repurchased under the guidelines set forth in the Fund's stock repurchase program.

The Fund completed an offering to issue up to 100% of the Fund’s shares outstanding at 92.5% of the volume weighted average market price per share for the three consecutive trading days ending on the trading day after the Expiration Date on October 8, 2021. At the expiration of the offer on October 8, 2021, a total of 2,613,746 rights were validly exercised.

The Fund announced on December 12, 2019 that it was offering to purchase up to 65% of common shares outstanding of the Fund at 98% of the net asset value NAV per common share as determined at the close of business on January 31, 2020. At the expiration of the offer on January 31, 2020, a total of 3,385,135 shares or approximately 65.46% of the Fund’s outstanding common shares were validly tendered. As the total number of shares tendered exceeded the number of shares the Fund offered to purchase and in accordance with rules of the Securities and Exchange Commission allowing the Fund to purchase additional shares not to exceed 2% of the Fund’s outstanding shares (approximately 103,432 shares) without amending or extending the offer, the Fund elected to purchase all 3,385,135 shares validly tendered at a price of $12.02 per share (98% of NAV of $12.27) or $40,689,323.

During the year ended July 31, 2019, the Fund purchased 38,364 shares of capital stock in the open market at a cost of $434,544. The weighted average discount of these purchases comparing the average purchase price to net asset value at the close of the New York Stock Exchange was 13.79%.

The Fund announced on January 11, 2019 that it was offering to purchase up to 25% of common shares outstanding of the Fund at 99% of the net asset value (“NAV”) per common share on February 15, 2019. At the expiration of the offer on February 15, 2019, a total of 4,892,653 shares or approximately 70.95% of the Fund’s outstanding common shares were validly tendered. As the total number of shares tendered exceeded the number of shares the Fund offered to purchase pursuant to the Offer, on a pro-rated basis, approximately 35.23% of the Fund’s shares tendered by each tendering shareholder were accepted for payment. There were 1,723,866 shares accepted for payment at a price of $11.58 per share (99% of the NAV per common share of $11.70) or $19,962,368.

During the year ended July 31, 2018, the Fund purchased 48,714 shares of capital stock in the open market at a cost of $522,027. The weighted average discount of these purchases comparing the average purchase price to net asset value at the close of the New York Stock Exchange was 14.01%.

The Fund announced on January 19, 2018 that it was offering to purchase up to 5% of common shares outstanding of the Fund at 95% of the NAV per common share on February 23, 2018.  At the expiration of the offer on February 23, 2018, a total of 1,961,143 shares or approximately 26.71% of the Fund’s outstanding common shares were validly tendered.  As the total number of shares tendered exceeded the number of shares the Fund offered to purchase pursuant to the Offer, on a pro-rated basis, approximately
18.72% of the Fund’s shares tendered by each tendering shareholder were accepted for payment. There were 367,174 shares accepted for payment at a price of $12.15 per share (95% of the NAV per common share of $12.79) or $4,461,164.

During the year ended July 31, 2017, the Fund purchased 82,941 shares of capital stock in the open market at a cost of $882,728.  The weighted average discount of these purchases comparing the average purchase price to net asset value at the close of the New York Stock Exchange was 13.74%.

Share Repurchase

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Market Illiquidity, Volatility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Illiquidity, Volatility. Although one of the largest in Latin America by market capitalization, the Bolsa Mexicana de Valores, S.A. de C.V. (the “Mexican Stock Exchange” or “Bolsa”) is substantially smaller, less liquid and more volatile than the major securities markets in the United States. In addition, trading on the Mexican Stock Exchange is concentrated. Thus, the performance of the Mexican Stock Exchange, as further described below, may be highly dependent on the performance of a few issuers. Additionally, prices of equity securities traded on the Mexican Stock Exchange are generally more volatile than prices of equity securities traded on the New York Stock Exchange. The combination of price volatility and the relatively limited liquidity of the Mexican Stock Exchange may have an adverse impact on the investment performance of the Fund.

Market Corrections [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Corrections. Although less so in recent times, the Mexican securities market has been subject to periodic severe market corrections. A recent correction in the Bolsa’s Index occurred at the cancellation of the latest state of the ongoing art construction of a new airport by the new administration in Mexico starting in 2017. Due to the high concentration of investors, issuers and intermediaries in the Mexican securities market and the generally high volatility of the Mexican economy, the Mexican securities market may be subject to severe market corrections than more broadly based markets. As is the case with investing in any securities market, there can be no assurance that market corrections will not occur again.

The Mexican Economy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Mexican Economy. The Mexican economy was adversely impacted by the COVID-19 pandemic and its after-effects. Mexico’s Gross Domestic Product contracted by 8.3% year-over-year in 2020.  While preliminary data indicates the economy began to recover in the second half of 2020, the increase of COVID-19 cases worldwide and in Mexico makes it difficult to forecast if the recovery pace will persist. In addition, though Mexico’s vaccination process has already started, it is unclear how fast the government can acquire and distribute the vaccines. In the past, the Mexican economy has experienced peso devaluations, significant rises in inflation and domestic interest rates and other economic instability and there can be no assurance that it will not experience such instability in the future.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk. The Fund invests in common stocks. Common stocks represent an ownership interest in a company. The Fund may also invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and riskier than some other forms of investments. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including adverse events such as unfavorable earnings reports, changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The common stocks in which the Fund invests are structurally subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

Investments in Foreign Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Foreign Securities Risks.
The Fund invests in the universe of Mexican securities market. Investing in Mexican securities presents political, regulatory and economic risks in some ways similar to those that face a re-emerging country and a developing county; and different in kind and degree from the risks presented by investing in the U.S. financial markets or any other fairly comparable emerging country in the Latin American region, pertaining to the emerging market risk.  Some of these risks may include devaluation and/or appreciation of the exchange rate of the Mexican Peso, greater market price volatility, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. Unlike U.S. issuers which are required to comply GAAP accounting policy standards, Mexican issuers comply with mandatory regulation to IFR’s accounting standards and policies.  Additional risks of investing in foreign securities are detailed below.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk. The Fund may acquire convertible debt securities in Mexican companies. A convertible debt security is a bond, debenture or note that may be converted into or exchanged for, or may otherwise entitle the holder to purchase, a prescribed amount of common stock or other equity security of the same or a different Mexican company within a particular period of time at a specified price or formula. A convertible debt security entitles the holder to receive interest paid or accrued on debt until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible debt securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide for a fixed stream of income with generally higher yields than those of stocks of the same or similar issuers. Convertible debt securities rank senior to stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s stock. Given the volatility of the Mexican securities market and the pricing of securities in Mexico, a significant portion of the value of a Mexican convertible debt security may be derived from the conversion feature rather than the fixed income feature.

The value of a convertible security, including, for example, a warrant, is a function of its investment value (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its conversion value (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

Small and Medium Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and Medium Capitalization Company Risk. The Fund may invest in securities without regard to market capitalization. Compared to investment companies that focus only on large capitalization companies, the Fund’s share price may be more volatile because it also invests in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have (i) more limited product lines or markets and less mature businesses, (ii) fewer capital resources, (iii) more limited management depth and (iv) shorter operating histories. Further, compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that the Adviser believes appropriate.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk.  Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value Risk. Shares of closed-end investment companies frequently trade at a discount from their net asset value (“NAV”). Because the market price of the Shares is determined by factors such as relative supply of and demand for the Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Shares will trade at, below or above net asset value.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s successful pursuit of its investment objective depends upon the Adviser’s ability to find and exploit market inefficiencies with respect to undervalued securities. Such situations occur infrequently and may be difficult to predict, and may not result in a favorable pricing opportunity for the Fund. The Adviser’s sector allocation and stock selection decisions might produce losses or cause the Fund to underperform its benchmark or underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employment of the Adviser, the Adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Fund from achieving its investment objective.

Real Estate Investment Trust (“REITâ€?) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investment Trust (“REIT”) Risk. Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its stockholders and would not pass through to its stockholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.

The Fund’s investment in REITs may include an additional risk to Stockholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to Stockholders may also include a nontaxable return of capital. Stockholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a Stockholder’s basis in the Fund shares, such Stockholder will generally recognize capital gain.

Exchange Traded Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Exchange Traded Funds Risk. The Fund may invest in exchange-traded funds, which are investment companies that, in some cases, aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively or, to a lesser extent, actively managed and their shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Shares of Other Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shares of Other Investment Companies. The Fund may invest in shares of other investment companies as a means to pursue the Fund’s investment objective. As a result of this policy, your cost of investing will generally be higher than the cost of investing directly in the underlying investment company shares. You will indirectly bear fees and expenses charged by the underlying investment companies in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Restricted or Illiquid Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted or Illiquid Securities Risks. The Fund may invest up to 15% of its total assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A security traded in the U.S. that is not registered under the Securities Act will not be considered illiquid if Fund management determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time. The Fund may invest in securities that are subject to restrictions on resale, such as Rule 144A securities. Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers under Rule 144A under the Securities Act of 1933. Under the supervision of the Board of Directors, the Adviser will determine whether securities purchased under Rule 144A are illiquid. If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of Fund assets invested in illiquid securities would increase.

Issuer Specific Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Specific Changes Risk. Changes in the financial condition of an issuer, changes in the specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. Lower-quality debt securities tend to be more sensitive to these changes than higher-quality debt securities.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk. The Fund’s Charter and Bylaws include provisions that could limit the ability of other persons or entities to acquire control of the Fund or to cause it to engage in certain transactions or to modify its structure.

Borrowing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing Risks. The Fund is not restricted from borrowing money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging.” In the event the Fund does engage in such borrowing activities, the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. Fund borrowing activities will exaggerate any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the Fund’s investment performance compared with what it would have been without borrowing. Leverage, including borrowing, may cause the Fund to be more volatile than if it had not been leveraged.

Changes in Policies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in Policies Risk. The Fund’s Directors may change the Fund’s investment objective, investment strategies and non-fundamental investment restrictions without stockholder approval, except as otherwise indicated.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt — also known as “high-yield bonds” and “junk bonds” — have a higher risk of default and tend to be less liquid than higher-rated securities. These lower rated securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Defensive Position Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Position Risk. During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its net assets in cash or cash equivalents. The Fund would not be pursuing its investment objective in these circumstances and could miss favorable market developments.

High Portfolio Turnover Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Portfolio Turnover Rate Risk. The Fund’s portfolio management may result in high turnover rates which may increase short-term capital appreciation and increase brokerage commission costs. If the Fund has a higher portfolio turnover rate, then the Fund’s performance could be negatively impacted due to the increased expenses incurred as a result of the higher brokerage commissions. Rapid portfolio turnover also exposes stockholders to a higher current realization of capital gains and this could cause stockholders to pay higher taxes. For the Fund’s most recent fiscal year ended January 31, 2023, the portfolio turnover rate was 74.21%.

Initial Public Offerings Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Initial Public Offerings Risks. The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock Risk. The Fund may invest in preferred stocks. Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Investment in preferred stocks carries risks, including credit risk, deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Distributions on preferred stock must be declared by the board of directors and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred stocks may be cumulative, causing dividends and distributions to accrue even if not declared by the company’s board or otherwise made payable, or they may be non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although the Fund’s Adviser would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates, and in the dividends received deduction for corporate taxpayers or the lower rates applicable to certain dividends.
Because the claim on an issuer’s earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Common Shares [Member]
General Description of Registrant [Abstract]
Share Price		$ 10.04	$ 7.88	$ 12.37	$ 7.72	$ 10.33	$ 11.40
NAV Per Share		$ 13.46	$ 10.42	$ 14.43	$ 9.04	$ 11.03	$ 13.32
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		98,144,872
Outstanding Security, Held [Shares]		4,400,209